Segment Results (Q3) (Details) $ in Thousands				3 Months Ended				9 Months Ended				12 Months Ended
		Aug. 17, 2017 USD ($)	May 31, 2017 USD ($)	Sep. 30, 2017 USD ($)		Sep. 30, 2016 USD ($)		Sep. 30, 2017 USD ($) Segment		Sep. 30, 2016 USD ($)		Dec. 31, 2016 USD ($) Segment		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Segment Results [Abstract]
Number of reportable segments | Segment								3				3
Segment Reporting Information [Line Items]
Revenue				$ 649,600		$ 462,600		$ 1,710,400		$ 1,361,600		$ 1,939,436		$ 2,126,885		$ 2,570,005
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Interest expense				30,100		43,000		115,400		128,700		170,338		162,861		164,376
Depreciation and amortization expenses												172,725		163,024		160,350
Impairment of goodwill and other intangible assets												25,252		421,425		235,023
Restructuring and related business transformation costs				6,300		18,200		20,500		46,200		78,677		31,409		36,551
Stock-based compensation	[1]			9,800		0		166,000		0
Loss on extinguishment of debt		$ 34,100	$ 50,400	34,100		0		84,500		0
Income (Loss) Before Income Taxes				32,400		(22,100)		(166,300)		(60,300)		(63,150)		(366,692)		(112,929)
Restructuring and Related Business Transformation Costs [Abstract]
Restructuring charges				2,800	[2]	3,000	[2]	4,900	[2]	15,400	[2]	32,898	[3]	4,735	[3]	5,878	[3]
Severance, sign-on, relocation and executive search costs				600		5,700		2,200		12,700		22,364		18,404		15,517
Facility reorganization, relocation and other costs				1,000		2,900		3,900		6,500		8,670		1,583		362
Information technology infrastructure transformation				800		600		3,400		1,000		2,297		0		0
(Gains) losses on asset and business disposals				(600)		1,700		2,000		1,600		124		(4,510)		1,033
Consultant and other advisor fees				500		3,200		1,700		6,900		9,729		10,120		13,739
Other, net				1,200		1,100		2,400		2,100		2,595		1,077		22
Restructuring and related business transformation costs				6,300		18,200		20,500		46,200		78,677		31,409		36,551
KKR [Member]
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Monitoring agreement termination fee				16,200
Stock Options [Member]
Restructuring and Related Business Transformation Costs [Abstract]
Stock-based compensation expense recognized												7,800		2,400		0
2013 Stock Incentive Plan [Member] | Stock Options [Member]
Restructuring and Related Business Transformation Costs [Abstract]
Stock-based compensation expense recognized				7,800				69,200
2013 Stock Incentive Plan [Member] | Deferred Stock Units [Member]
Restructuring and Related Business Transformation Costs [Abstract]
Stock-based compensation expense recognized				2,000				96,800
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA				178,500		94,200	[4]	419,800		271,100	[4]	423,349		443,857		584,902
Operating Segments [Member] | Industrials [Member]
Segment Reporting Information [Line Items]
Revenue				288,200		265,600	[4]	819,000		803,600	[4]	1,082,357		1,149,704		1,306,058
Adjusted EBITDA				63,100		55,600	[4]	173,700		156,200	[4]	217,647		197,554		223,230
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Depreciation and amortization expenses												96,034		89,152		94,023
Operating Segments [Member] | Energy [Member]
Segment Reporting Information [Line Items]
Revenue				301,600		137,900	[4]	719,400		385,800	[4]	628,405		753,504		1,045,001
Adjusted EBITDA				98,600		22,000	[4]	199,200		70,200	[4]	143,770		186,810		309,129
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Depreciation and amortization expenses												55,509		53,763		46,589
Operating Segments [Member] | Medical [Member]
Segment Reporting Information [Line Items]
Revenue				59,800		59,100	[4]	172,000		172,200	[4]	228,674		223,677		218,946
Adjusted EBITDA				16,800		16,600	[4]	46,900		44,700	[4]	61,932		59,493		52,543
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Depreciation and amortization expenses												21,182		20,109		19,738
Corporate [Member]
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Corporate expenses not allocated to segments				13,800		5,200	[4]	30,900		18,800	[4]	22,696	[5]	24,974	[5]	47,325	[5]
Segment Reconciling Items [Member]
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes [Abstract]
Interest expense				30,100		43,000	[4]	115,400		128,700	[4]	170,338	[5]	162,861	[5]	164,376	[5]
Depreciation and amortization expenses				43,500		42,900	[4]	126,900		126,900	[4]	172,725	[5]	163,024	[5]	160,350	[5]
Impairment of goodwill and other intangible assets	[6]			0		0	[4]	0		1,500	[4]	25,252	[5]	421,425	[5]	235,023	[5]
Sponsor fees and expenses				0	[7]	1,800	[4],[7]	17,300	[7]	3,800	[4],[7]	4,816	[5],[8]	4,613	[5],[8]	3,723	[5],[8]
Restructuring and related business transformation costs				6,300		18,200	[4]	20,500		46,200	[4]	78,677	[5]	31,409	[5]	36,551	[5]
Acquisition related expenses and non-cash charges				1,200	[9]	1,900	[4],[9]	3,100	[9]	3,600	[4],[9]	4,258	[5],[10]	4,764	[5],[10]	9,831	[5],[10]
Environmental remediation loss reserve				0	[11]	0	[4],[11]	900	[11]	0	[4],[11]	5,570	[5],[12]	0	[5],[12]	0	[5],[12]
Expenses related to initial stock offering	[13]			500		0	[4]	3,600		0	[4]
Establishment of public company financial reporting compliance	[14]			3,800		100	[4]	7,200		100	[4]
Stock-based compensation	[1]			9,800		0	[4]	166,000		0	[4]
Loss on extinguishment of debt	[15]			34,100		0	[4]	84,500		0	[4]
Other adjustments				3,000	[16]	3,200	[4],[16]	9,800	[16]	1,800	[4],[16]	2,167	[5],[17]	(2,521)	[5],[17]	40,652	[5],[17]
Restructuring and Related Business Transformation Costs [Abstract]
Restructuring and related business transformation costs				$ 6,300		$ 18,200	[4]	$ 20,500		$ 46,200	[4]	$ 78,677	[5]	$ 31,409	[5]	$ 36,551	[5]

[1]	Represents stock-based compensation expense recognized for stock options outstanding for the three months and nine months ended September 30, 2017 of $7.8 million and $69.2 million, respectively, and DSUs granted to employees at the date of the initial public offering for the three months and nine months ended September 30, 2017 of $2.0 million and $96.8 million, respectively. See Note 9 "Stock-Based Compensation".
[2]	See Note 3 "Restructuring."
[3]	See Note 4 "Restructuring."
[4]	In the fourth quarter of fiscal 2016, the Company modified its methodology for presenting reconciling items from Income (Loss) Before Income Taxes. The reconciling items for the three and nine month periods ended September 30, 2016 have been restated to conform to the methodology used in the three and nine month periods ended September 30, 2017, and included the following:
[5]	In the fourth quarter of fiscal 2016, the Company modified its methodology for presenting reconciling items from Loss Before Income Taxes. The reconciling items for the years ended December 31, 2015 and 2014 have been restated to conform to the methodology used in the year ended December 31, 2016, and include the following:
[6]	Represents non-cash charges for impairment of goodwill and other intangible assets.
[7]	Represents management fees and expenses paid to KKR, including a monitoring agreement termination fee of $16.2 million paid in the three month period ending June 30, 2017.
[8]	Represents management fees and expenses paid to KKR.
[9]	Represents costs associated with successful and/or abandoned acquisitions, including third-party expenses, post-closure integration costs and non-cash charges and credits arising from fair value purchase accounting adjustments.
[10]	Represents third party costs associated with successful and/or abandoned acquisitions, including post-closure integration, and non-cash charges and credits arising from fair value purchase accounting adjustments.
[11]	Represents estimated environmental remediation costs and losses relating to a former production facility.
[12]	Represents estimated environmental remediation costs and losses of a former production facility.
[13]	Represents expenses related to the Company's initial public offering.
[14]	Represents third party expenses to comply with the requirements of Sarbanes-Oxley in 2018 and the accelerated adoption of the new revenue recognition standard (ASC 606 - Revenue from Contracts with Customers) in the first quarter of 2018, one year ahead of the required adoption date for a private company. These expenses were previously included in 'Expenses related to initial stock offering' and prior periods have been restated to conform to current period presentation.
[15]	Represents losses on extinguishment of debt recognized on the redemption of the senior notes and pay down of a portion of the Original Dollar Term Loan Facility with proceeds from the initial public offering in May 2017($50.4 million) and in connection with the refinancing of the Original Dollar Term Loan Facility and Euro Term Loan Facility in August 2017 ($34.1 million).
[16]	Includes (i) foreign exchange gains and losses, (ii) effects of amortization of prior service costs and amortization of gains in pension and other postretirement benefits (OPEB) expense, (iii) certain legal and compliance costs and (iv) other miscellaneous adjustments.
[17]	Includes (i) foreign exchange gains and losses, (ii) non-cash impact of net LIFO reserve adjustments, (iii) effects of amortization of prior service costs and amortization of gains in pension and other postemployment benefits (OPEB) expense, (iv) certain legal and compliance costs, (v) shareholder litigation settlement loss ($30.0 million in 2014), (vi) costs to exit and settle loss contracts ($10.1 million in 2014), and (vii) other miscellaneous adjustments.